Consolidated Statement of Comprehensive Income ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Statement of comprehensive income [abstract]
Loss for the year		₪ (401,681)	$ (115,858)	₪ (312,068)	[1]	₪ (314,922)	[1]
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Exchange differences arising from translation of foreign operations		(13,597)	(3,926)	(33,933)		(91,319)
Gain from cash flow hedge				1,670		2,081
Reclassification adjustments relating to foreign operations disposed of in the year		213,848	61,681			(32,454)
Other comprehensive income to be reclassified to profit or loss		200,251	57,755	(32,263)		(121,692)
Items not to be reclassified to profit or loss in subsequent periods:
Additions during the year	[2]	9,763	2,816	90,410		83,582
Items not to be reclassified to profit or loss	[2]	9,763	2,816	90,410		83,582
Other comprehensive income (loss)		210,014	60,571	58,147		(38,110)
Comprehensive loss		(191,667)	(55,287)	(253,921)		(353,032)
Attributable to:
Equity holders of the Company		(127,918)	(36,896)	(128,114)		(206,504)
Non-controlling interest		(63,749)	(18,387)	(125,807)		(146,528)
Comprehensive loss		(191,667)	(55,287)	(253,921)		(353,032)
Loss from continuing operations
Equity holders of the Company		(198,441)	(57,236)	(211,394)		(206,597)
Non-controlling interest		(63,935)	(18,441)	(127,281)		(143,610)
Loss from continuing operations		(262,376)	(75,677)	(227,675)	[1]	(350,208)	[1]
Profit (loss) from discontinued operation, net
Equity holders of the Company		70,895	20,449	83,279		(3,226)
Non-controlling interest		(186)	(54)	1,474		402
Profit (loss) from discontinued operation, net		₪ 70,708	$ 20,395	₪ 84,753	[1]	₪ (2,824)	[1]

[1]	Reclassified (discontinued operations). Refer to Note 19.
[2]	All amounts are presented net of related tax.